Other Payables And Accrued Expenses (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Accrued Liabilities [Abstract]
Long term vacation	$ 24,661		$ 27,987
Payroll and related expenses	153,496,000		159,840,000
Provision for vacation pay	48,314,000		52,265,000
Provision for income tax, net of advances	34,190,000		22,745,000
Other income tax liabilities	3,100,000		18,321,000
Value added tax (“VAT”) payable	18,333,000		14,121,000
Provision for royalties	34,467,000		31,369,000
Provision for warranty	205,020,000		188,285,000
Derivative instruments	40,313,000		4,766,000
Deferred income tax, net	3,237,000		278,000
Provision for losses on long-term contracts	50,203,000	[1]	50,942,000	[1]
Other	168,087,000	[2]	177,612,000	[2]
Other payables and accrued expenses	758,760,000		720,544,000
Provision in related to cessation program with foreign customer	$ 4,949,000

[1]	Includes a provision of $4,949 as of December 31, 2014 and 2013, related to the cessation of a program with a foreign customer (See Note 1(C)).
[2]	Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.